Business Acquisition (Details) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2019	Jun. 30, 2021 USD ($)	Dec. 03, 2019 USD ($)	Dec. 03, 2019 HKD ($)	May 25, 2018
Business Acquisition (Details) [Line Items]
Ownership percentage					8.30%
Acquisition payable		$ 3.4
Acquisition payable due to be paid		$ 0.4
Exchange rate description	translated the fair value from HKD to USD using the exchange rate at the rate of USD 1.00 to HKD 7.82.
Granville Financial Services [Member]
Business Acquisition (Details) [Line Items]
Ownership percentage			100.00%	100.00%
Acquisition cost			$ 3.8	$ 29,390,000